INCOME TAXES - Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Ireland	$ 85	$ 128	$ 42
Foreign	711	794	744
Total current income tax expense	796	922	786
Deferred
Ireland	(3)	(16)	1
Foreign	48	(138)	(183)
Total deferred income tax expense (benefit)	45	(154)	(182)
Total income tax expense	$ 841	$ 768	$ 604